Share Class & Ticker	Class A	Institutional Class	Class P
	AGBFX	ABGTX	AGBPX	Summary Prospectus February 1, 2019

AllianzGI Green Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (us.allianzgi.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by signing up for e-Delivery. If you prefer to receive paper copies of your shareholder reports after January 1, 2021, direct investors may inform the Fund at any time. If you invest through a financial intermediary, you should contact your financial intermediary directly. Paper copies are provided free of charge and your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or all funds held in your account if you invest through your financial intermediary.

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at http://us.allianzgi.com/documents. You can also get this information at no cost by calling 1-800-988-8380 for Class A shares and 1-800-498-5413 for Institutional Class and Class P shares or by sending an email request to agid-marketingproduction@allianzinvestors.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated February 1, 2019, as further revised or supplemented from time to time.

Investment Objective

The Fund seeks to provide total return, through a combination of capital appreciation and current income by investing in Green Bonds.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 314 of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	3.75%	1.00%
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Class A	0.40%	0.25%	5.19%	5.84%	(5.09)%	0.75%
Institutional	0.40	None	5.19	5.59	(5.09)	0.50
Class P	0.40	None	5.24	5.64	(5.09)	0.55

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
(2)	Other expenses are based upon estimated amounts for the Fund’s initial fiscal year ending September 30, 2019 and include organizational expenses of 1.50%.
(3)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2022 to the extent that Total Annual Fund Operating Expenses excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.75% for Class A shares, 0.50% for Institutional Class shares and 0.55% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/ reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based on Total Annual Fund Operating Expenses After Expense Reductions excluding organizational expenses.

	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	1 Year	3 Years
Class A	$449	$606	$449	$606
Institutional	51	160	51	160
Class P	56	176	56	176

AllianzGI Green Bond Fund

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance. Because the Fund commenced operations after the end of the Trust’s most recent fiscal year, it does not yet have a reportable turnover rate.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 85% of its net assets (plus borrowings made for investment purposes) in “Green Bonds.” The Fund currently considers Green Bonds to be interest-bearing securities that are issued in order to finance projects that the portfolio managers believe are intended and/or likely to have a positive impact on the environment. Issuers of Green Bonds typically seek to address environmental solutions and/or support efforts to reduce their own environmental footprint. Through Green Bonds the Fund expects to invest in “green” projects including, but not limited to, those related to renewable energy (including wind, solar, geothermal and biofuel), sustainable land use and waste management, energy efficiency, greenhouse gas emissions reductions and clean water. These projects may be classified as “green” even where the overall business of the issuer is not generally viewed as “green” or even environmentally friendly. For example, the Fund may invest in bonds issued by an oil company if they finance a project categorized as “green.” The Fund invests primarily in an investment grade portfolio of Green Bonds of issuers located in both developed and emerging markets. The instruments in which the Fund may invest may be denominated in U.S. and non-U.S. currencies, but are primarily in currencies of developed markets.

The Fund may invest up to 20% of its net assets in securities rated below investment grade or unrated and determined to be of similar quality (sometimes referred to as “high-yield securities” or “junk bonds”).

The Fund may invest up to 20% of its assets in securities of issuers located in emerging markets. The Fund may invest up to 10% of its net assets in mortgage-backed securities, including non-agency mortgage-backed securities, and/or asset-backed securities.

The Fund follows a bottom-up investment process based on fundamental research, with an additional layer of relative value analysis. The portfolio managers begin with a broad investment universe of bonds, and apply a human rights filter on each issuer. The human rights filter is a proprietary analytical tool that assesses the issuer’s commitment to preventing human rights violations based on company policies and incidences of related allegations. The structure of each bond is evaluated to determine whether it is in line with Green Bond principles. Next, projects financed with a bond’s issuance proceeds are analyzed, and projects from certain sectors, such as oil, are reviewed through a separate internal process to ensure alignment with Green Bond principles. Finally, the portfolio managers perform a qualitative assessment at the issuer level to ensure the Fund favors Green Bonds from issuers with sound environmental strategies.

The Fund’s portfolio as a whole is expected to have a weighted average duration of between zero and ten years under normal conditions. However, the portfolio managers typically manage duration with reference to the Fund’s benchmark, the ICE BofAML Green Bond Index (Fully Hedged to USD), though duration may vary significantly above or below the benchmark. This flexibility is intended to allow the portfolio managers to reposition the Fund to take advantage of significant interest rate movements. To gain exposure to the various asset classes, the Fund may invest in certain affiliated mutual funds managed by AllianzGI U.S. and/or its affiliates, unaffiliated funds and other pooled vehicles, exchange-traded funds (“ETFs”) and domestic or foreign private investment vehicles.

The Fund may invest in derivatives for hedging, investment purposes and managing interest rate exposure. It may invest, without limitation, in Treasury futures, options on Treasury futures, interest rate swaps, credit default swaps, total return swaps, CDS indices, currency futures and forwards. The Fund may utilize currency derivatives such as currency forwards and future contracts to hedge its non-dollar investments back to U.S. dollars. The portfolio managers generally seek to hedge most or all of the Fund portfolio’s foreign currency exposure back to U.S. dollars, though the Fund may at any time have exposure to foreign currency movements.

The Fund may invest in securities that have not been registered for public sale, including those that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order):

Call Risk:  A fixed-income security may be redeemed before maturity (“called”) below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

“Green” Investment Risk:  The Fund will be affected by a decrease in governmental or other support for environmental initiatives.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Variable Distribution Risk:  Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Summary Prospectus

Performance Information

Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund

Investment Manager

Allianz Global Investors U.S. LLC

Portfolio Managers

Julien Bras, portfolio manager and vice president, has managed the Fund since its inception in 2018.

Herve Dejonghe, CFA, portfolio manager, analyst and director, has managed the Fund since its inception in 2018.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Global Investors Distributors LLC, P.O. Box 219723, Kansas City, MO 64121-9723) for Class A shares, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968) for Institutional Class and Class P shares, or as further described in the Fund’s prospectus and SAI. Additionally, certain direct shareholders may be able to purchase or redeem shares of the Fund online by visiting our website, https://us.allianzgi.com, clicking on the “Account Access” link at the top of that webpage, and following instructions. Some restrictions may apply. To avoid delays in a purchase or redemption, please call

1-800-988-8380 for Class A shares and 1-800-498-5413 for Institutional Class and Class P shares with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million and no minimum is needed to add to an existing account, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary Prospectus

Sign up for e-Delivery

To get future prospectuses online

and to eliminate mailings, go to:

http://us.allianzgi.com/edelivery

AZ1031SP_020119